Additional Information of Cash Flow Statements - Changes in Liabilities Arising from Financial Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 7,979,727
Changes from financing cash flows	558,083
Changes arising from obtaining or losing control of subsidiaries or other business	(12,469)
The effect of changes in foreign exchange rates	(350,523)
Other changes:	0
Ending	8,174,818
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	14,725,271
Changes from financing cash flows	(1,410,033)
Changes arising from obtaining or losing control of subsidiaries or other business	3,299
The effect of changes in foreign exchange rates	(435,170)
Other changes:	0
Amortization of discount on debentures issued	5,472
Ending	12,888,839
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	7,770
Changes from financing cash flows	(931,232)
Other changes:	0
Decrease in retained earnings	863,579
Decrease in non-controlling interests	67,096
Ending	7,213
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	114,409
Changes from financing cash flows	(10,536)
The effect of changes in foreign exchange rates	(10,855)
Other changes:	0
Ending	93,018
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(52,373)
Changes in fair values	171,693
Other changes:	0
Ending	₩ 119,320